Provisions for Liabilities - Summary of Provisions for Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	$ 1,416	$ 1,442
Translation adjustment	(69)	(37)
Arising on acquisition (note 30)	19	1
Provided during year	312	315
Utilised during year	(186)	(201)
Disposed during year	(10)	6
Reversed unused	(160)	(116)
Discount unwinding	16	18
Ending balance	1,358	1,416	$ 1,442
Non-current liabilities	845	937	953
Current liabilities	513	479	489
Insurance
Disclosure of other provisions [line items]
Beginning balance	395	349
Translation adjustment	(6)	(4)
Arising on acquisition (note 30)	0	1
Provided during year	178	137
Utilised during year	(108)	(76)
Disposed during year	0	0
Reversed unused	(44)	(17)
Discount unwinding	6	5
Ending balance	421	395	349
Environment and remediation
Disclosure of other provisions [line items]
Beginning balance	681	684
Translation adjustment	(40)	(18)
Arising on acquisition (note 30)	17	0
Provided during year	35	49
Utilised during year	(26)	(26)
Disposed during year	10	3
Reversed unused	(69)	(15)
Discount unwinding	8	10
Ending balance	596	681	684
Current liabilities	70	96
Rationalisation and redundancy
Disclosure of other provisions [line items]
Beginning balance	21	48
Translation adjustment	(1)	(1)
Arising on acquisition (note 30)	0	0
Provided during year	16	29	111
Utilised during year	(11)	(36)
Disposed during year	2	0
Reversed unused	(6)	(19)
Discount unwinding	0	0
Ending balance	17	21	48
Other
Disclosure of other provisions [line items]
Beginning balance	319	361
Translation adjustment	(22)	(14)
Arising on acquisition (note 30)	2	0
Provided during year	83	100
Utilised during year	(41)	(63)
Disposed during year	(22)	3
Reversed unused	(41)	(65)
Discount unwinding	2	3
Ending balance	$ 324	$ 319	$ 361